Investment in Operating Leases (Investment in Operating Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 1,919,826	¥ 1,856,889
Accumulated depreciation	(605,415)	(566,946)
Net	1,314,411	1,289,943
Accrued rental receivables	30,515	23,221
Investment in Operating Leases	1,344,926	1,313,164
Transportation equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	1,249,683	1,144,511
Measuring and information-related equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	245,492	237,597
Real Estate Asset
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	395,533	451,367
Other
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 29,118	¥ 23,414